S000067792 [Member] Investment Objectives and Goals - Domini Sustainable Solutions Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DOMINI SUSTAINABLE SOLUTIONS FUNDSM
Objective [Heading]	Investment objective:
Objective, Primary [Text Block]	The Fund seeks to provide its shareholders with long-term total return.